SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. In the section “Fund Management In Greater Detail” under the heading “The Adviser” on page 72, the Adviser’s address in the third sentence is deleted and replaced with the following:

Its address is 40 Wall Street, New York, NY 10005.

2. Under the heading “What share classes are offered by the Funds?” on page 75, the last sentence in the paragraph related to “Advisor Class shares” is deleted.

3. The paragraph “Institutional Class shares” on page 75 is deleted and replaced in its entirety with the following:

Institutional Class shares:  Institutional Class shares of the Funds are available to eligible investors.  Eligible investors may include individuals, corporations, registered investment companies, trust companies, endowments and foundations.  The Funds may accept, in their sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Institutional Class shares in certain cases.  Institutional Class shares of the Funds are sold at net asset value and do not charge 12b-1 fees.

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Please retain this Supplement for future reference.

TEP1013

SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. The address listed for the First Investors Tax Exempt Funds, First Investors Management Company, Inc. and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

2. Under the heading “History and Classification of the Funds” on page I-4, the eighth and ninth sentences in the first paragraph are deleted.

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Please retain this Supplement for future reference.

TESAI1013